Pension Plan	12 Months Ended
Dec. 31, 2011
Pension Plan

(19) Pension Plan

Pursuant to the relevant PRC regulations, the Group is required to make contributions at a rate of 20% of employees’ salaries and wages to a defined contribution retirement scheme organized by the local Social Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB1,003(US$159), RMB1,057 and RMB991 for the year ended December 31, 2011, 2010 and 2009, respectively, was charged to administrative expenses in the accompanying consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.